OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Other [Abstract]
Change in fair value of property, plant and equipment	$ (46)	$ (5)	$ (73)
Amortization of service concession assets	(11)	(10)	(15)
Share-settlement liability	0	0	(65)
Legal provisions	0	0	(55)
Cash flow hedge associated with the disposal of assets	0	0	(6)
Transaction costs	(3)	0	0
Other	(1)	(75)	(63)
Other expenses, net	$ (61)	$ (90)	$ (277)